Related Parties (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Related party transactions [abstract]
Legal services	$ 42	$ 3	$ 62	$ 12
Outstanding payable balance